CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents		$ 19,344	$ 16,890
Restricted cash		3,526	1,762
Accounts receivable, net of allowance for credit losses of $3,749 at December 31, 2021 and $3,977 at December 31, 2020		85,795	66,154
Inventories		109,166	84,377
Derivative assets, net		13,765	12,263
Prepaid expenses and other current assets		6,410	5,760
Total current assets		238,006	187,206
Property, plant and equipment, net		127,613	126,274
Goodwill		97,053	97,053
Intangible assets, net		125,914	132,339
Other long-term assets		4,434	5,268
Total Assets		593,020	548,140
LIABILITIES, REDEEMABLE UNITS, AND SHAREHOLDERS' DEFICIT
Current maturities of long-term debt		8,735	6,108
Short-term debt		4,510	6,447
Short-term related party debt		34,199	26,316
Accounts payable		80,405	63,517
Derivative liabilities, net		14,021	3,397
Accrued expenses and other current liabilities		26,370	23,509
Total current liabilities		168,240	129,294
Long-term debt, net		277,064	271,263
Subordinated related party debt		13,300	17,580
Deferred income taxes		25,515	26,312
Other long-term liabilities		3,028	2,769
Total liabilities		487,147	447,218
Commitments and contingencies (Note 19)
Shareholders' Deficit
Common shares: $0.01 par value 39,389,219 units authorized; 34,523,284 shares and 34,202,287 shares issued and outstanding at December 31, 2021 and December 31, 2020, respectively	[1]	345	342
Additional paid-in capital	[1]	60,628	59,570
Accumulated deficit	[1]	(251,725)	(205,570)
Accumulated other comprehensive income	[1]	12,018	3,820
Total shareholders' deficit attributable to Westrock Coffee Holdings, LLC	[1]	(178,734)	(141,838)
Noncontrolling interest	[1]	2,736	2,097
Total shareholders' deficit	[1]	(175,998)	(139,741)
Total Liabilities, Convertible Preferred Shares, Redeemable Units and Shareholders' Equity (Deficit)		593,020	548,140
Series A Redeemable Common Equivalent Preferred Units
LIABILITIES, REDEEMABLE UNITS, AND SHAREHOLDERS' DEFICIT
Redeemable Common Equivalent Preferred Units		264,729	$ 240,663
Series B Redeemable Common Equivalent Preferred Units
LIABILITIES, REDEEMABLE UNITS, AND SHAREHOLDERS' DEFICIT
Redeemable Common Equivalent Preferred Units		$ 17,142

[1]	Retroactively restated for de-SPAC merger transaction as described in Note 2.